Consolidated Statement of Income - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Consolidated Statement of Income [Line Items]
Interest and similar income	[1]	€ 4,527	€ 6,863	€ 10,018	€ 13,365
Interest expense		1,426	3,190	3,657	6,337
Net interest income	[2]	3,101	3,673	6,362	7,028
Provision for credit losses		761	161	1,267	301
Net interest income after provision for credit losses		2,339	3,512	5,094	6,727
Commissions and fee income		2,227	2,484	4,666	4,865
Net gains (losses) on financial assets/liabilities at fair value through profit or loss		708	171	939	887
Net gains (losses) on financial assets at amortized cost		171	1	232	1
Net gains (losses) on financial assets at fair value through other comprehensive income		62	24	187	70
Net income (loss) from equity method investments		45	45	60	79
Other income (loss)		29	(195)	115	(377)
Total noninterest income		3,241	2,530	6,198	5,525
Compensation and benefits		2,645	2,813	5,334	5,679
General and administrative expenses		2,599	3,089	5,474	6,159
Impairment of goodwill and other intangible assets		0	1,035	0	1,035
Restructuring activities		123	50	197	33
Total noninterest expenses		5,367	6,987	11,006	12,906
Profit (loss) before tax		213	(946)	287	(654)
Income tax expense (benefit)		129	2,204	207	2,295
Profit (loss)		84	(3,150)	80	(2,949)
Profit (loss) attributable to noncontrolling interests		32	40	56	63
Profit (loss) attributable to Deutsche Bank shareholders and additional equity components		€ 51	€ (3,190)	€ 24	€ (3,012)

[1]	Interest and similar income include EUR3.6billion for the three months ended June 30, 2020 and EUR4.6billion for the three months ended June 30, 2019 and EUR7.7billion for the six months ended June 30, 2020 and EUR9.1billion for the six months ended June 30, 2019, were calculated based on the effective interest method.
[2]	Prior period comparatives have been restated. EUR42million and EUR95million were reclassified from Net interest income to Trading Income for the three months and six months ended June 30, 2019, respectively.